Debt - Analysis of borrowings by currency (Details) € in Millions, £ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings
Debt	£ 6,730		£ 6,167
Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	102		131
Term debt
Disclosure of detailed information about borrowings
Debt	6,446		5,828
Lease liabilities
Disclosure of detailed information about borrowings
Debt	182		208
US dollars
Disclosure of detailed information about borrowings
Debt	3,227		2,838
US dollars | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	2		68
US dollars | Term debt
Disclosure of detailed information about borrowings
Debt	3,160		2,691
Debt denominated in another currency, swapped into given currency	498	€ 600	515	€ 600
Fair value of derivative financial instruments against debt denominated in another currency, swapped into given currency	55		21
US dollars | Lease liabilities
Disclosure of detailed information about borrowings
Debt	65		79
Pounds sterling
Disclosure of detailed information about borrowings
Debt	40		51
Pounds sterling | Lease liabilities
Disclosure of detailed information about borrowings
Debt	40		51
Euro
Disclosure of detailed information about borrowings
Debt	3,343		3,199
Euro | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt			15
Euro | Term debt
Disclosure of detailed information about borrowings
Debt	3,286		3,137
Euro | Lease liabilities
Disclosure of detailed information about borrowings
Debt	57		47
Other currencies
Disclosure of detailed information about borrowings
Debt	120		79
Other currencies | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	100		48
Other currencies | Lease liabilities
Disclosure of detailed information about borrowings
Debt	£ 20		£ 31